PREPAYMENTS AND OTHER CURRENT ASSETS, NET - Additional information (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
PREPAYMENTS AND OTHER CURRENT ASSETS, NET
Impairment	¥ 90,810,030	$ 12,440,923	¥ 114,122,430	$ 15,634,709